Goodwill, Software and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Long Distance and International Communications Business [Member]	Mar. 31, 2010 Long Distance and International Communications Business [Member]	Mar. 31, 2011 Mobile Communications Business [Member]	Mar. 31, 2010 Mobile Communications Business [Member]	Mar. 31, 2011 Data Communications Business [Member]	Mar. 31, 2010 Data Communications Business [Member]	Mar. 31, 2011 Other Segment [Member]	Mar. 31, 2009 Other Segment [Member]
Goodwill, beginning balance	¥ 499,830	¥ 453,617	¥ 39,381	¥ 34,193	¥ 419,397	¥ 375,346	¥ 38,481	¥ 41,507	¥ 2,571	¥ 2,571
Goodwill acquired during year	262,802	50,733	157,399	4,219	10,852	43,801	94,551	2,713
Impairment losses	(1,912)	(3,750)					(1,912)	(3,750)
Foreign currency translation adjustments	(12,599)	1,971	(4,910)	969	(3,120)	250	(4,569)	752
Other	(595)	(2,741)			(595)			(2,741)
Goodwill, ending balance	¥ 747,526	¥ 499,830	¥ 191,870	¥ 39,381	¥ 426,534	¥ 419,397	¥ 126,551	¥ 38,481	¥ 2,571	¥ 2,571